Significant accounting policies - Summary of the Impact of the Adoption of IFRS 17 (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022	Dec. 31, 2020
Assets
Cash and due from banks	S/ 7,464,607	S/ 9,783,777
Financial investments	26,721,991	22,787,598		S/ 24,547,294
Loans, net	46,520,382	45,502,998		43,005,583
Intangibles and goodwill, net	1,687,120	1,633,202		1,044,749
Other accounts receivable and other assets, net	2,125,148	1,743,963		1,834,483
Reinsurance contract assets	26,287	34,053		53,849
Total assets	89,624,779	87,482,089		89,954,787
Liability
Deposits and obligations	49,188,234	48,530,708		48,897,944
Due to banks and correspondents	9,025,930	7,100,646		8,522,849
Bonds, notes and other obligations	5,551,629	7,906,303		8,389,672
Insurance and reinsurance contract liabilities	12,207,536	11,231,321		12,788,829
Other accounts payable, provisions and other liabilities	3,407,360	3,129,164		2,468,242
Total liabilities	79,616,678	78,055,862		81,219,959
Equity attributable to IFS's shareholders:
Unrealized results, net	(457,793)	(554,421)	S/ (168,300)	(302,477)	S/ 836,773
Retained earnings	2,921,531	2,359,464		2,219,902
Equity attributable to owners of parent	9,950,217	9,372,468		8,684,850
Non-controlling interest	57,884	53,759		49,978
Total equity	10,008,101	9,426,227	8,734,828	8,734,828	S/ 8,953,949
Total liabilities and equity	89,624,779	87,482,089		89,954,787
Interest and similar income	7,120,411	5,871,302	4,605,625
Interest and similar expenses	(2,592,366)	(1,661,689)	(1,057,937)
Net interest and similar income	4,528,045	4,209,613	3,547,688
Impairment loss on loans, net of recoveries and financial investments	(1,981,818)	(830,551)	(381,577)
Net interest and similar income after impairment loss	2,538,727	3,366,310	3,197,009
Total other income	1,736,277	1,679,811	1,729,450
Insurance premiums and claims
Insurance expense			(272,079)
Result from insurance activities	(178,392)	(252,854)	(272,079)
Operating expense	(2,750,167)	(2,627,138)	(2,262,769)
Income before translation result and Income Tax	1,346,445	2,166,129	2,391,611
Exchange difference	8,427	(25,478)	(89,320)
Income Tax	275,596	462,537	502,112
Net profit for the year	1,079,276	1,678,114	1,800,179
Attributable to:
IFS's shareholders	1,072,728	1,668,026	1,790,155
Non-controlling interest	6,548	10,088	10,024
Net profit for the year	S/ 1,079,276	S/ 1,678,114	S/ 1,800,179
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Weighted average number of outstanding shares (in thousands)	115,012,000	115,418,000	115,419,000
Increase Decrease Due to Changes in Adoption of Accounting Policy Ifrs 17 [Member]
Assets
Other accounts receivable and other assets, net		S/ (34,596)		(52,971)
Reinsurance contract assets		34,053		53,849
Total assets		(543)		878
Liability
Insurance and reinsurance contract liabilities		628,949		830,771
Other accounts payable, provisions and other liabilities		(9,768)		(9,359)
Total liabilities		619,181		821,412
Equity attributable to IFS's shareholders:
Unrealized results, net		58,859		(134,177)
Retained earnings		(677,566)		(685,010)
Equity attributable to owners of parent		(618,707)		(819,187)
Non-controlling interest		(1,017)		(1,347)
Total equity		(619,724)		(820,534)
Total liabilities and equity		(543)		878
Interest and similar expenses		409
Net interest and similar income		409
Net interest and similar income after impairment loss		409
Total other income		(21)
Insurance premiums and claims
Net premiums earned		(668,197)
Net claims and benefits incurred for life insurance contracts and others		859,991
Insurance expense		191,794
Result from insurance activities		(252,854)
Operating expense		56,771
Income before translation result and Income Tax		(3,901)
Exchange difference		11,358
Net profit for the year		7,457
Attributable to:
IFS's shareholders		7,445
Non-controlling interest		12
Net profit for the year		7,457
IFRS 4 [Member]
Assets
Cash and due from banks		13,193,411		17,104,465
Financial investments		22,787,598		24,547,294
Loans, net		45,502,998		43,005,583
Intangibles and goodwill, net		1,633,202		1,044,749
Other accounts receivable and other assets, net		1,778,559		1,887,454
Other assets		2,586,864		2,364,364
Total assets		87,482,632		89,953,909
Liability
Deposits and obligations		48,530,708		48,897,944
Due to banks and correspondents		7,100,646		8,522,849
Bonds, notes and other obligations		7,906,303		8,389,672
Insurance and reinsurance contract liabilities		10,602,372		11,958,058
Other accounts payable, provisions and other liabilities		3,138,932		2,477,601
Other liabilities		157,720		152,423
Total liabilities		77,436,681		80,398,547
Equity attributable to IFS's shareholders:
Capital stock, net of treasury stock		1,034,654		1,034,654
Capital surplus and reserves		6,532,771		5,732,771
Unrealized results, net		(613,280)		(168,300)
Retained earnings		3,037,030		2,904,912
Equity attributable to owners of parent		9,991,175		9,504,037
Non-controlling interest		54,776		51,325
Total equity		10,045,951		9,555,362
Total liabilities and equity		87,482,632		89,953,909
Interest and similar income		5,871,302
Interest and similar expenses		(1,662,098)
Net interest and similar income		4,209,204
Impairment loss on loans, net of recoveries and financial investments		(843,303)
Net interest and similar income after impairment loss		3,365,901
Total other income		1,679,832
Insurance premiums and claims
Net premiums earned		668,197
Net claims and benefits incurred for life insurance contracts and others		(859,991)
Insurance expense		(191,794)
Operating expense		(2,683,909)
Income before translation result and Income Tax		2,170,030
Exchange difference		(36,836)
Income Tax		(462,537)
Net profit for the year		1,670,657
Attributable to:
IFS's shareholders		1,660,581
Non-controlling interest		10,076
Net profit for the year		S/ 1,670,657
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)		S/ 14.388
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)		S/ 14.388
Weighted average number of outstanding shares (in thousands)		115,418
IFRS 17 [member]
Assets
Cash and due from banks		S/ 13,193,411		17,104,465
Financial investments		22,787,598		24,547,294
Loans, net		45,502,998		43,005,583
Intangibles and goodwill, net		1,633,202		1,044,749
Other accounts receivable and other assets, net		1,743,963		1,834,483
Reinsurance contract assets		34,053		53,849
Other assets		2,586,864		2,364,364
Total assets		87,482,089		89,954,787
Liability
Deposits and obligations		48,530,708		48,897,944
Due to banks and correspondents		7,100,646		8,522,849
Bonds, notes and other obligations		7,906,303		8,389,672
Insurance and reinsurance contract liabilities		11,231,321		12,788,829
Other accounts payable, provisions and other liabilities		3,129,164		2,468,242
Other liabilities		157,720		152,423
Total liabilities		78,055,862		81,219,959
Equity attributable to IFS's shareholders:
Capital stock, net of treasury stock		1,034,654		1,034,654
Capital surplus and reserves		6,532,771		5,732,771
Unrealized results, net		(554,421)		(302,477)
Retained earnings		2,359,464		2,219,902
Equity attributable to owners of parent		9,372,468		8,684,850
Non-controlling interest		53,759		49,978
Total equity		9,426,227		8,734,828
Total liabilities and equity		87,482,089		S/ 89,954,787
Interest and similar income		5,871,302
Interest and similar expenses		(1,661,689)
Net interest and similar income		4,209,613
Impairment loss on loans, net of recoveries and financial investments		(843,303)
Net interest and similar income after impairment loss		3,366,310
Total other income		1,679,811
Insurance premiums and claims
Result from insurance activities		(252,854)
Operating expense		(2,627,138)
Income before translation result and Income Tax		2,166,129
Exchange difference		(25,478)
Income Tax		(462,537)
Net profit for the year		1,678,114
Attributable to:
IFS's shareholders		1,668,026
Non-controlling interest		10,088
Net profit for the year		S/ 1,678,114
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)		S/ 14.452
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)		S/ 14.452
Weighted average number of outstanding shares (in thousands)		115,418